Financing Liabilities - Interest Rate Range and Payment Due Date for Financing Liabilities Presented in Non-current Liabilities (Including Reclassification to Current Liabilities) (Detail) - Non-current liabilities [member]
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Loans [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.07%	0.10%
Payment due	2020	2019
Loans [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	11.00%	10.50%
Payment due	2046	2046
Medium-term notes [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.35%	0.35%
Payment due	2020	2019
Medium-term notes [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	3.88%	3.88%
Payment due	2028	2028
Corporate bonds [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.01%	0.01%
Payment due	2020	2019
Corporate bonds [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	1.17%	0.59%
Payment due	2027	2023
Asset-backed securities [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.11%	0.11%
Payment due	2020	2019
Asset-backed securities [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	3.30%	3.30%
Payment due	2024	2024